Schedule of Assets (Schedule of Assets (Held at End of Year) I) (Details) - EBP 003 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,657,140,252
Investment, Identifier [Axis]: American Funds Growth Fund of America Class R6
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	American Funds [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Registered Investment Companies [Member]
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 195,761,741
Investment, Identifier [Axis]: BlackRock Strategic Completion Non-Lendable Fund M
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	BlackRock [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Common Collective Trust Funds [Member]
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 5,993,457
Investment, Identifier [Axis]: Dodge And Cox Stock Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Dodge & Cox [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Registered Investment Companies [Member]
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 89,744,575
Investment, Identifier [Axis]: FRDM Index Retirement Commingled Pool Class T
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Asset Held For Investment Party In Interest	true
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Fidelity Investments [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Common Collective Trust Funds [Member]
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 4,976,084
Investment, Identifier [Axis]: FRDM Index Target Date 2010 Commingled Pool Class T
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Asset Held For Investment Party In Interest	true
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Fidelity Investments [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Common Collective Trust Funds [Member]
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 3,410,861
Investment, Identifier [Axis]: FRDM Index Target Date 2015 Commingled Pool Class T
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Asset Held For Investment Party In Interest	true
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Fidelity Investments [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Common Collective Trust Funds [Member]
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 3,673,447
Investment, Identifier [Axis]: FRDM Index Target Date 2020 Commingled Pool Class T
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Asset Held For Investment Party In Interest	true
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Fidelity Investments [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Common Collective Trust Funds [Member]
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 31,962,928
Investment, Identifier [Axis]: FRDM Index Target Date 2025 Commingled Pool Class T
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Asset Held For Investment Party In Interest	true
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Fidelity Investments [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Common Collective Trust Funds [Member]
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 24,493,614
Investment, Identifier [Axis]: FRDM Index Target Date 2030 Commingled Pool Class T
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Asset Held For Investment Party In Interest	true
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Fidelity Investments [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Common Collective Trust Funds [Member]
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 127,425,843
Investment, Identifier [Axis]: FRDM Index Target Date 2035 Commingled Pool Class T
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Asset Held For Investment Party In Interest	true
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Fidelity Investments [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Common Collective Trust Funds [Member]
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 50,130,119
Investment, Identifier [Axis]: FRDM Index Target Date 2040 Commingled Pool Class T
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Asset Held For Investment Party In Interest	true
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Fidelity Investments [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Common Collective Trust Funds [Member]
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 134,345,605
Investment, Identifier [Axis]: FRDM Index Target Date 2045 Commingled Pool Class T
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Asset Held For Investment Party In Interest	true
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Fidelity Investments [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Common Collective Trust Funds [Member]
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 31,906,835
Investment, Identifier [Axis]: FRDM Index Target Date 2050 Commingled Pool Class T
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Asset Held For Investment Party In Interest	true
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Fidelity Investments [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Common Collective Trust Funds [Member]
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 88,350,842
Investment, Identifier [Axis]: FRDM Index Target Date 2055 Commingled Pool Class T
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Asset Held For Investment Party In Interest	true
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Fidelity Investments [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Common Collective Trust Funds [Member]
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 27,100,502
Investment, Identifier [Axis]: FRDM Index Target Date 2060 Commingled Pool Class T
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Asset Held For Investment Party In Interest	true
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Fidelity Investments [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Common Collective Trust Funds [Member]
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 29,672,998
Investment, Identifier [Axis]: FRDM Index Target Date 2065 Commingled Pool Class T
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Asset Held For Investment Party In Interest	true
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Fidelity Investments [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Common Collective Trust Funds [Member]
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 6,743,743
Investment, Identifier [Axis]: FRDM Index Target Date 2070 Commingled Pool Class T
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Asset Held For Investment Party In Interest	true
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Fidelity Investments [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Common Collective Trust Funds [Member]
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 7,099
Investment, Identifier [Axis]: Fidelity Investments Government Money Market Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Asset Held For Investment Party In Interest	true
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Fidelity Investments [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Money Market/Cash and Cash Equivalents [Member]
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 65,747
Investment, Identifier [Axis]: Henry Schein, Inc. Common Stock
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Asset Held For Investment Party In Interest	true
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Henry Schein, Inc. [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Common Stock [Member]
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 37,045,008
Investment, Identifier [Axis]: MFS International Equity Fund Class 3B
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	MFS [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Common Collective Trust Funds [Member]
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 40,902,299
Investment, Identifier [Axis]: Prudential Core Plus Bond Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Prudential [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Common Collective Trust Funds [Member]
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 51,256,108
Investment, Identifier [Axis]: Spartan 500 Index Pool Class D
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Spartan [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Common Collective Trust Funds [Member]
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 300,241,616
Investment, Identifier [Axis]: Spartan Extended Market Index Pool Class D
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Spartan [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Common Collective Trust Funds [Member]
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 62,697,248
Investment, Identifier [Axis]: Spartan Total International Index Pool Class D
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Spartan [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Common Collective Trust Funds [Member]
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 98,362,664
Investment, Identifier [Axis]: State Street U.S. Bond Index Securities Lending Series Fund Class XIV
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	State Street [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Common Collective Trust Funds [Member]
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 87,447,462
Investment, Identifier [Axis]: T. Rowe Price Stable Value Common Trust Fund Class P
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	T. Rowe Price [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Common Collective Trust Funds [Member]
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 55,525,394
Investment, Identifier [Axis]: William Blair US Small-Mid Cap Core Fund Class 4
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	William Blair [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Common Collective Trust Funds [Member]
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Current Value	$ 67,896,413
Common Collective Trust Funds [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Current Value	1,334,523,181
Registered Investment Companies [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 285,506,316